Other non=financial assets	12 Months Ended
Mar. 31, 2022
Other Nonfinancial Assets
Other non=financial assets

24 Other non=financial assets

	March 31,
	2021	2022
Restricted asset	223,618	216,231
Total	223,618	216,231
Non-current	223,618	216,231
Total	223,618	216,231

Restricted asset include INR 189,267 (March 31, 2021: 189,267) in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India, INR 1,081 (March 31, 2021: 8,468) in respect of refund claim application with the service tax authorities, INR 25,000 (March 31, 2021: INR 25,000) paid in relation to an investigation initiated by Directorate General of Central Excise Intelligence (DGCEI) for certain service tax matters in India and INR 883 (March 31, 2021: 883) in respect of amount paid under protest to Goods and Services Tax (GST) department. The service tax and GST amount has been paid under protest and the Group strongly believes that it is not probable the demand will materialize.